Reconciliation of Income Tax (benefit) Provision at Statutory Federal Income Tax Rate to Income Tax Provision (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal income tax (benefit) provision at statutory rate	(35.00%)	35.00%
Stock-based compensation	80.00%	17.00%
Change in valuation allowance	310.00%	30.00%
Other	25.00%	(1.00%)
Recorded federal income tax provision	380.00%	81.00%